COMMITMENTS AND CONTINGENCIES (Details Narrative) - Platosa Project Net Smelter Return [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest rate description	The NSR bears a rate of either (a) 1.25% in respect of manto or mineralization other than skarn mineralization or (b) 0.50% in respect of skarn or “Source” mineralization.
Minimum payment for plaintiff	$ 2.5
Interest rate of plaintiff	3.00%
Payment for royalty	$ 500
Description of plaintiff an award of damages	The Plaintiff was awarded damages of $700 in the court of first instance in Torreón, Coahuila. Both San Pedro and the Plaintiff appealed the decision to the Second District State Court in the Judicial District of Torreón. That Court confirmed the initial decision but, subsequently, pursuant to an order obtained by the Plaintiff, granted the Plaintiff an award of damages of $23,000, which in the view of management is multiple times greater than any income the applicable NSR royalty could produce even in the event of commercial production.
Accrued labour disputes	$ 140	$ 142